Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Abacus Flexible Bond Leaders ETF | Abacus Flexible Bond Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.32%	7.71%	(14.40%)	1.28%